Subsidiary	7 Months Ended
Aug. 07, 2023
Boa Vista Servios S.A [Member]
Disclosure of subsidiaries [line items]
Subsidiary
4	Subsidiary
We present below information on the Company’s subsidiary as of August 7, 2023 and December 31, 2022:

Direct interest:	August 7, 2023	December 31, 2022
	Ownership interest %
Acordo Certo Participações S.A. (*)	—	100.00

(*)
On April 20, 2023, Acordo Certo was contributed to BVRV Participações S.A. (“BVRV”), a joint venture, formed with RV Marketing, LLC and RV Technology, LLC (together, “RV “). See Notes 1b), 10 and 13 for further information.

Acquired in 2020, Acordo Certo Participações S.A. (“Acordo Certo”) is the holder of 100% of the capital of Acordo Certo Ltda. On October 25, 2022, the assets and liabilities in the subsidiary Acordo Certo, together with the intangible assets related to Consumidor Positivo (a consumer-oriented business unit composed by software’s internally developed products and intangible assets in progress), met the criteria for classification as held for sale (see Note 13).